Related Party Transactions (Details) - Schedule of Transactions with Relative Parties - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Significant influenc Entity-KMP [Member]
Related Party Transactions (Details) - Schedule of Transactions with Relative Parties [Line Items]
Subscription income	$ 107,322
Installation charges	125,071
Loan taken
Loan Repayment
Commisiio expenses	696,746
Bawith charges	25,245
Purchase of materails	5,111
Rent paid/ provided
Interest on loans	218
Trade receivable	352,424
Trade payable	2,712,683	2,953,720
Outstanding loan payable
Outstanding loan receivable	35,598
Outstanding receivable	1,083,034
Subsidiaries [Member]
Related Party Transactions (Details) - Schedule of Transactions with Relative Parties [Line Items]
Loan taken	3,853,017
Loan Repayment
Rent paid/ provided
Issue of Shares	2,501,000
Investment in CCD of Subsidary	3,853,017
Investments in shares of subsidaries	2,501,000
Loans and Advances given	3,853,017
Outstanding loan payable	3,853,017
Outstanding loan receivable	3,853,017
IPO amount with Lytus Inc Receivable	118,728
IPO amount of Lytus BVI Payable	118,728
KMP [Member]
Related Party Transactions (Details) - Schedule of Transactions with Relative Parties [Line Items]
Loan taken	311	292,904
Loan write bck	10
Loan Repayment	(19,000)	(304,500)
Remuneration	95,644
Rent paid/ provided
Reimursement of expenss	31,155
Trade payable	3,555
Outstanding loan payable	544,851	38,155
Outstanding receivable	214,458	214,458
Relatives of KMP [Member]
Related Party Transactions (Details) - Schedule of Transactions with Relative Parties [Line Items]
Remuneration	20,507
Rent paid/ provided	6,703
Loans and Advances given	97,355
Outstanding loan receivable	$ 95,443